Taxation - Deferred tax rollforward (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	SFr (178,809)	SFr (196,582)
Recognized in Profit or Loss	(162,177)	17,773
Recognized in Equity	0	0
Closing Balance	(340,986)	(178,809)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(349,052)	(327,637)
Recognized in Profit or Loss	(276,293)	(21,415)
Recognized in Equity	(2,195)	0
Closing Balance	(627,540)	(349,052)
Hercules Loan Facility
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(47,477)	(76,390)
Recognized in Profit or Loss		28,913
Recognized in Equity		0
Closing Balance		(47,477)
Hercules Loan Facility
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(47,477)
Recognized in Profit or Loss	46,588
Recognized in Equity	0
Closing Balance	(889)	(47,477)
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in Profit or Loss	(17,763)
Closing Balance	(17,763)
Net operating loss (NOL)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	217,720	207,445
Recognized in Profit or Loss	85,291	10,275
Recognized in Equity	2,195	0
Closing Balance	SFr 305,206	SFr 217,720